Document and Entity Information	0 Months Ended
Apr. 02, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 02, 2015
Registrant Name	FIRST INVESTORS EQUITY FUNDS
Central Index Key	0000886048
Amendment Flag	false
Document Creation Date	Apr. 02, 2015
Document Effective Date	Apr. 06, 2015
Prospectus Date	Apr. 06, 2015